Restructuring Costs and Employee Termination Benefits - Summary of Company's Net Pretax Restructuring Charges (Credits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended												0 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member]	Dec. 31, 2011 Successor [Member] Wireless [Member]	Dec. 31, 2012 Successor [Member] Wireless [Member]	Dec. 31, 2013 Successor [Member] Enterprise [Member]	Dec. 31, 2011 Successor [Member] Enterprise [Member]	Dec. 31, 2012 Successor [Member] Enterprise [Member]	Dec. 31, 2013 Successor [Member] Broadband [Member]	Dec. 31, 2011 Successor [Member] Broadband [Member]	Dec. 31, 2012 Successor [Member] Broadband [Member]	Jan. 14, 2011 Predecessor [Member]	Jan. 14, 2011 Predecessor [Member] Wireless [Member]	Jan. 14, 2011 Predecessor [Member] Enterprise [Member]	Jan. 14, 2011 Predecessor [Member] Broadband [Member]
Restructuring Cost and Reserve [Line Items]
Total pretax restructuring charges	$ 22,104	$ 18,715	$ 22,993	$ 24,306	$ 13,241	$ 21,859	$ 5,094	$ 1,212	$ 311	$ (7,296)	$ 4,262	$ 823	$ 9	$ 10	$ 6	$ (7)